PREPAYMENTS AND OTHER CURRENT ASSETS - Schedule of Prepayments and Other Current Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
PREPAYMENTS AND OTHER CURRENT ASSETS
Due from suppliers	¥ 180,555	$ 25,819	¥ 54,029
Loan receivables	305,545	43,692	384,832
Advances to employees	1,554	222	1,698
Deductible value-added tax	76,979	11,008	69,930
Tax refund	237	34	248
Due from hospital	679	97	965
Deferred expenses	50	7
Others	149,723	21,410	190,724
Prepayments and other current assets, gross	715,322	102,289	702,426
Allowance for credit losses	(162,132)	(23,184)	(174,666)
Prepayments and other current assets	¥ 553,190	$ 79,105	¥ 527,760